[CHAPMAN AND CUTLER LLP LETTERHEAD]

May 8, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Nuveen Investment Funds, Inc.
(Registration Nos. 033-16905 and 811-05309)

Ladies and Gentlemen:

On behalf of Nuveen Investment Funds, Inc. (the “Registrant”), we are transmitting Post-Effective Amendment No. 237 and Amendment No. 237 to the Registration Statement on Form N–1A (the “Amendment”) for electronic filing under the Securities Act of 1933, as amended, (the “Securities Act”) and the Investment Company Act of 1940, as amended, respectively. This Amendment relates to Nuveen Credit Income Fund, a series of the Registrant. This Amendment is being filed pursuant to Rule 485(a) under the Securities Act. It is proposed that this Amendment will become effective 60 days after the filing of the Amendment. The Registrant is requesting review of this Amendment by the staff of the Securities and Exchange Commission (the “Staff”) due to revisions relating to changing the name from Nuveen High Income Bond Fund to Nuveen Credit Income Fund, including revisions to the investment strategies and risk disclosures. The Amendment has some additional revisions that do not require a review by the Staff.

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

Very truly yours,

CHAPMAN AND CUTLER LLP

By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosures